Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Changes in Operating Assets and Liabilities
The following table details the changes in operating assets and liabilities from operating activities:

	Year Ended December 31
	2022	2021
Source (use) of cash:
Accounts receivable	$(691)	$(206)
Inventory	(324)	(232)
Risk management assets - current	4	4
Other current assets	(1)	4
Regulatory assets - current	13	(3)
Accounts payable and accrued liabilities	377	92
Customer deposits	14	27
Regulatory liabilities - current	98	(12)
Risk management liabilities - current	(6)	(1)
Other current liabilities	(12)	21
Other operating assets and liabilities	(122)	(104)
Changes in operating assets and liabilities	$(650)	$(410)

Schedule of Supplemental Cash Payments
The following table details the changes in non-cash investing and financing activities:

	Year Ended December 31
	2022	2021
Decrease (increase) of balance:
Exercise of stock options	$3	$2
Common share dividends payable	$—	$22
Net right-of-use assets obtained in exchange for new operating lease liabilities	$(56)	$(38)
Net right-of-use assets obtained in exchange for new finance lease liabilities	$(14)	$(10)
Capital expenditures included in accounts payable and accrued liabilities	$6	$33

The following cash payments have been included in the determination of earnings:

	Year Ended December 31
	2022	2021
Interest paid (net of capitalized interest)	$304	$279
Income taxes paid	$17	$69

Schedule of Reconciliation of Cash and Restricted Cash Balances
The following table is a reconciliation of cash and restricted cash balances:

As at December 31	2022	2021
Cash and cash equivalents	$53	$63
Restricted cash holdings from customers - current	—	3
Restricted cash included in prepaid expenses and other current assets (a)	3	8
Restricted cash included in long-term investments and other assets (note 12) (a)	8	10
Cash, cash equivalents, and restricted cash per Consolidated Statements of Cash Flows	$64	$84
(a)The restricted cash balances included in prepaid expenses and other current assets and long-term investments and other assets relate to Rabbi trusts associated with WGL’s pension plans (see Note 29).